Supplementary Insurance Information	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
Schedule III – Supplementary Insurance Information

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS
Segment	DAC, DSI and VOBA	FPB, PAB, policy and contract claims, deposit liabilities and MRB	Unearned premiums	Other policy claims and benefits payable	Premium revenue	Net investment income	Policyholder benefits and claims incurred, interest sensitive contract benefits and change in fair value of MRB	Amortization of DAC, DSI and VOBA	Other operating expenses	Net premiums written
2024
Annuities	$10,117	$82,831	$—	$28	$5,377	$3,578	$7,161	$598	$424	$—
Property and Casualty	211	7,285	1,843	407	2,964	418	2,349	602	438	2,595
Life Insurance	368	19,867	—	—	707	299	633	37	224	—
Corporate and Other	—	—	—	—	—	(31)	—	—	156	—
Total	$10,696	$109,983	$1,843	$435	$9,048	$4,264	$10,143	$1,237	$1,242	$2,595

2023
Annuities	$1,611	$30,855	$—	$29	$520	$1,121	$2,201	$95	$150	$—
Property and Casualty	339	6,838	2,056	455	2,222	168	1,535	493	268	2,209
Life Insurance	518	6,013	—	—	1,808	352	724	44	220	—
Corporate and Other	—	—	—	—	—	168	—	—	56	—
Total	$2,468	$43,706	$2,056	$484	$4,550	$1,809	$4,460	$632	$694	$2,209

2022
Annuities	$997	$25,020	$—	$—	$1,585	$656	$2,010	$52	$59	$—
Property and Casualty	192	1,839	1,086	436	1,184	51	792	276	139	1,200
Life Insurance	396	4,860	—	—	466	172	137	43	137	—
Corporate and Other	—	—	—	—	—	99	—	—	32	—
Total	$1,585	$31,719	$1,086	$436	$3,235	$978	$2,939	$371	$367	$1,200